Income Taxes - Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Current:
Foreign					$ 3
Total current provision					3
Deferred:
Federal					5,740	5,740	5,740
State					1,234	1,234	1,234
Total deferred provision			3,487	3,487	6,974	6,974	6,974
Total provision for income taxes	$ 1,749	$ 1,743	$ 3,494	$ 3,487	$ 6,977	$ 6,974	$ 6,974